Long Term Debt (Tables)	6 Months Ended
Jun. 30, 2013
Components of Long-Term Debt and Lines of Credit

Long-term debt and other obligations consisted of the following at June 30, 2013 and December 31, 2012:

($ in Thousands)	June 30, 2013 (Unaudited)	December 31, 2012
8.875% Senior Notes Due 2020	$350,000	$250,000
Premium (Discount) on Senior Notes, Net	3,245	(1,742)
Senior Line of Credit(a)	0	0
Capital Leases and Other Obligations(a)	5,080	2,677

Total Debts	358,325	250,935
Less Current Portion of Long-Term Debt(b)	(2,405)	(1,686)

Total Long-Term Debt	$355,920	$249,249

(a)

The Senior Credit Facility requires us to make monthly payments of interest on the outstanding balance of loans made under the agreement. There were no amounts outstanding under the Senior Credit Facility as of June 30, 2013 and December 31, 2012. Loans made under the Senior Credit Facility mature on March 27, 2018, and in certain circumstances, we may be required to prepay the loans. The average interest rate on our capital leases and other obligations for the three and six months ended June 30, 2013 was approximately 2.8% and 3.0%, respectively.

(b)	Included in Accounts Payable on our Consolidated Balance Sheets.